Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss) before noncontrolling interests		$ 21,358	$ 19,965	$ 19,029
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for credit losses		3,658	4,334	5,399
Changes in fair value of MSRs and LHFS carried at fair value		387	265	851
Depreciation, amortization and accretion		7,713	7,558	6,271
Deferred income tax benefit		(1,870)	(911)	(50)
Other, net		6,229	(1,737)	7,149
Originations and purchases of loans held for sale	[1]	(48,197)	(35,262)	(29,973)
Proceeds from sales of and paydowns on loans originally classified as held for sale	[1]	43,682	30,852	26,707
Net change in:
Trading assets and liabilities	[1]	(52,956)	(25,294)	11,766
Other assets	[1]	(4,106)	5,669	(6,277)
Other accrued expenses and liabilities	[1]	5,101	(2,404)	(514)
Net cash provided (used) by operating activities		(19,001)	3,035	40,358
Net change in:
Federal funds sold and securities borrowed or purchased under resale agreements		(88,599)	(27,022)	(12,729)
Available-for-sale debt securities:
Proceeds from sales		7,176	27,901	14,651
Paydowns and maturities		20,837	34,331	14,872
Purchases		(72,125)	(95,464)	(26,051)
Held-to-maturity debt securities:
Paydowns and maturities		27,078	27,896	18,372
Purchases		0	0	(4,225)
Equity securities:
Proceeds from sales and capital returns		4,551	3,812	2,244
Purchases		(9,381)	(8,363)	(5,811)
Loans:
Loans originated, net of principal collected		(80,727)	18,663	11,691
Proceeds from sales of loans originally classified as held for investment		3,667	3,631	4,275
Purchases of loans		(1,655)	(843)	(1,637)
Other, net		1,283	(193)	391
Net cash provided (used) by investing activities		(187,895)	(15,651)	16,043
Net change in:
Deposits		54,507	13,631	(25,812)
Federal funds purchased and securities loaned or sold under repurchase agreements	[1]	137,452	17,559	47,053
Short-term borrowings	[1]	15,619	1,151	(8,639)
Long-term debt:
Proceeds from issuance		31,340	29,014	49,071
Repayment		(34,470)	(55,582)	(22,886)
Preferred stock:
Proceeds from issuance		0	1,997	1,722
Redeemed		(2,000)	(2,840)	(1,725)
Cash dividends paid		(1,050)	(1,099)	(1,141)
Common stock:
Repurchased		(17,516)	(19,448)	(11,851)
Cash dividends paid		(5,434)	(5,133)	(4,789)
Other, net		(861)	(784)	(509)
Net cash provided (used) by financing activities		177,587	(21,534)	20,494
Net change in cash, cash equivalents, and restricted cash		(29,309)	(34,150)	76,895
Cash, cash equivalents, and restricted cash at beginning of period	[2]	201,902	236,052	159,157
Cash, cash equivalents, and restricted cash at end of period	[2]	172,593	201,902	236,052
Supplemental cash flow disclosures:
Cash paid for interest		39,806	43,619	30,431
Significant non-cash activities:
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	0	3,687
Reclassification of long-term debt to accrued expenses and other liabilities		0	4,927	0
Fixed rate securities [Member]
Significant non-cash activities:
Transfers from held-to-maturity debt securities to available-for-sale debt securities		$ 0	$ 0	$ 23,919

[1]
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of cash flows. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

[2]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks